Tax (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 31, 2019	Dec. 22, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax [Line Items]
Profits tax (in Dollars)			$ 2,000
Tax holiday amount (in Dollars)			$ 857	$ 672	$ 395
Hong Kong [Member]
Tax [Line Items]
Profit tax rate percentage			8.25%
United States [Member] | Maximum [Member]
Tax [Line Items]
Corporate income tax rate		35.00%
United States [Member] | Minimum [Member]
Tax [Line Items]
Corporate income tax rate		21.00%
Europe [Member] | Maximum [Member]
Tax [Line Items]
Accounting standards rate		28.00%
Europe [Member] | Minimum [Member]
Tax [Line Items]
Accounting standards rate		16.50%
PRC [Member]
Tax [Line Items]
Accounting standards rate		25.00%
Preferential tax rate	20.00%
PRC [Member] | Maximum [Member]
Tax [Line Items]
Exemption tax rate	75.00%		87.50%
PRC [Member] | Minimum [Member]
Tax [Line Items]
Exemption tax rate	50.00%		75.00%	75.00%
High and New Technology Enterprise [Member] | PRC [Member]
Tax [Line Items]
Preferential tax rate		15.00%
Jiangxi Yibo [Member] | PRC [Member]
Tax [Line Items]
Preferential tax rate		15.00%